PLANT EQUIPMENT AND MINING PROPERTIES	12 Months Ended
Dec. 31, 2020
Note 11 - PLANT, EQUIPMENT AND MINING PROPERTIES
	Mining properties	Office equipment, furniture, and fixtures	Computer equipment	Mine machinery and transportation equipment	Mill machinery and processing equipment	Buildings and construction in process	Total
	$	$	$	$	$	$	$
COST
Balance at January 1, 2019	12,962	149	358	17,257	17,603	6,710	55,039
Additions / Transfers	644	381	(6)	(648)	148	2,770	3,289
Disposals	-	(6)	(12)	(3,723)	(231)	(206)	(4,178)
Effect of movements in exchange rates	31	-	1	33	34	13	112
Balance at December 31, 2019	13,637	524	341	12,919	17,554	9,287	54,262
Additions / Transfers	(493)	34	6	36	(71)	1,976	1,488
Effect of movements in exchange rates	5	5	-	-	-	-	10
Balance at December 31, 2020	13,149	563	347	12,955	17,483	11,263	55,760

ACCUMULATED DEPLETION AND DEPRECIATION
Balance at January 1, 2019	6,102	65	175	6,830	2,416	708	16,296
Additions / Transfers	1,952	22	49	51	1,619	714	4,407
Disposals	-	(3)	(11)	(2,040)	(27)	(49)	(2,130)
Effect of movements in exchange rates	12	-	-	13	5	1	31
Balance at December 31, 2019	8,066	84	213	4,854	4,013	1,374	18,604
Additions / Transfers	577	103	43	53	1,284	250	2,310
Effect of movements in exchange rates	-	-	-	-	-	-	-
Balance at December 31, 2020	8,643	187	256	4,907	5,297	1,624	20,914

NET BOOK VALUE
At December 31, 2020	4,506	376	91	8,048	12,186	9,639	34,846
At December 31, 2019	5,571	440	128	8,065	13,541	7,913	35,658

Included in Buildings above are assets under construction of $5,327 as at December 31, 2020 (December 31, 2019 - $3,746) on which no depreciation was charged in the years then ended. Once the assets are put into service, they are transferred to the appropriate class of plant, equipment and mining properties.